Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Summary of the Components of Inventories

The components of inventories are as follows (in thousands):

	June 30, 2015	December 31, 2014
Raw materials	$234	$191
Work in process	586	507
Finished goods	1,008	1,012

Total	1,828	1,710
Less: allowance for inventory obsolescence	(69)	(193)

Inventory, net	$1,759	$1,517

The components of inventories are as follows (in thousands):

	December 31, 2014	December 31, 2013
Raw materials	$191	$147
Work in process	507	446
Finished goods	1,012	902

Total	1,710	1,495
Less: allowance for inventory obsolescence	(193)	(126)

Inventory, net	$1,517	$1,369